Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2025
Equity Incentive Plan [Abstract]
Schedule of Share Based Compensation Expense

The total share-based compensation expense, related to the issuance of ordinary shares and RSUs granted to employees, directors and service providers was comprised, at each period, as follows:

	Year ended December 31
	2025	2024	2023
General and administrative	688	-	-
	688	-	-
Less: Share-based compensation expense attributable to noncontrolling interests	(92)	-	-
Share-based compensation expense attributable to Nexera	596	-	-